UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from financing activities
Cash and cash equivalents, at beginning of period			$ 1,383,000	$ 5,547,000
CIK0001838821_ARYA Sciences Acquisition Corp IV
Cash flows from operating activities
Net loss	$ 1,822,591	$ 381,513	1,576,744	541,762
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of legal expenses	(2,302,557)	0	(3,577,104)	0
Subscription Agreement Expense	713,794	0	2,134,199	0
Interest earned on cash and investments held in Trust Account	(486,027)	(460,364)	(997,778)	(1,589,210)
Net change in operating assets and liabilities
Prepaid expenses			28,085	(208,604)
Accounts payable			(26,012)	(13,717)
Accrued expenses			308,707	529,319
Due to related party			(210,000)	60,000
Net cash used in operating activities			(711,133)	(653,016)
Cash flows from investing activities
Cash deposited in Trust Account			(724,000)	(560,000)
Cash withdrawn from Trust Account for redemption			(4,358,804)	(115,071,882)
Net cash used in investing activities			3,634,804	114,511,882
Cash flows from financing activities
Proceeds from convertible promissory note - related party			1,441,000	1,140,000
Redemption of Class A ordinary shares			(4,358,804)	(115,071,882)
Net cash provided by financing activities			(2,917,804)	(113,931,882)
Net change in cash			5,867	(73,016)
Cash and cash equivalents, at beginning of period			20,191	91,049
Cash and cash equivalents, at end of period	$ 26,058	$ 18,033	$ 26,058	$ 18,033